Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	Westchester Capital Funds
Central Index Key	0001572617
Amendment Flag	false
Document Creation Date	May 02, 2016
Document Effective Date	May 02, 2016
Prospectus Date	May 02, 2016
WCM Alternatives: Event-Driven Fund | WCM Alternatives: Event-Driven Fund - Institutional Class Shares
Prospectus:
Trading Symbol	WCEIX